Notes Payable (Details) - USD ($)			1 Months Ended			12 Months Ended
	Jul. 08, 2022	Oct. 08, 2021	Oct. 20, 2022	Mar. 30, 2021	Jul. 29, 2020	Dec. 31, 2022	Sep. 30, 2023	Dec. 31, 2021
Notes Payable (Details) [Line Items]
Sold of common shares (in Shares)					1,038
Purchase price per share (in Dollars per share)	$ 600,000				$ 1,000	$ 3
Promissory note, description				On March 30, 2021, 1847 Wolo and Wolo entered into a credit agreement with Sterling National Bank for revolving loans in the principal amount of $1,000,000 and a term loan in the principal amount of $3,550,000. On October 8, 2021, the revolving loan and the term loan were repaid in full.	As consideration, 1847 Asien issued to the Asien’s Seller a two-year 6% amortizing promissory note in the aggregate principal amount of $1,037,500.
Revolving credit, description			On October 20, 2022, the parties entered into a letter agreement pursuant to which the parties agreed to extend the maturity date of the note to February 28, 2023 and revised the repayment terms so that the outstanding principal amount and all accrued interest thereon shall be payable monthly, beginning on November 30, 2022.
Amendment fee (in Dollars)						$ 87,707
Remaining principal balance (in Dollars)						465,805
Accrued interest (in Dollars)						$ 114,116	$ 1,182,772	$ 431,539
Paid by issuance percentage				6.00%
Increasing principal amount (in Dollars)				$ 850,000
Purchase agreement description	On July 8, 2022, the Company entered into a securities purchase agreement with Mast Hill Fund, L.P., pursuant to which the Company issued to it a promissory note in the principal amount of $600,000 and a five-year warrant for the purchase of 1,000 common shares at an exercise price of $600.00 per share (subject to adjustment), which such exercise price was adjusted to $420.00 following the adjustments (see Note 17), which may be exercised on a cashless basis if the market price of the Company’s common shares is greater than the exercise price, for total net proceeds of $499,600. Additionally, the Company issued a three-year warrant to J.H. Darbie & Co (the broker) for the purchase of 36 common shares at an exercise price of $750.00 (subject to adjustment), which such exercise price was adjusted to $420.00 following the adjustments, which may be exercised on a cashless basis if the market price of the Company’s common shares is greater than the exercise price. Accordingly, a portion of the proceeds were allocated to the warrants based on its relative fair value using the Geometric Brownian Motion Stock Path Monte Carlo Simulation. On August 10, 2022, the promissory note was repaid in full.
Loans on Vehicles [Member]
Notes Payable (Details) [Line Items]
Finance at rates ranging						3.74%
Remaining principal balance (in Dollars)						$ 14,422
Credit Agreement [Member]
Notes Payable (Details) [Line Items]
Term loan, description		On October 8, 2021, 1847 Asien and the Asien’s Seller entered into amendment no. 1 to securities purchase agreement to amend certain terms of the securities purchase agreement and the 6% amortizing promissory note.
Borrowing base, description						Pursuant to the amendment, the repayment terms of the 6% amortizing promissory note were revised so that one-half (50%) of the outstanding principal amount ($518,750) and all accrued interest thereon shall be amortized on a two-year straight-line basis and payable quarterly in accordance with the amortization schedule set forth on Exhibit A to the amendment, except for the payments that were initially scheduled on January 1, 2022 and April 1, 2022, which were paid from the proceeds of the senior convertible promissory notes described below, and the second-half (50%) of the outstanding principal amount ($518,750) and all accrued, but unpaid interest thereon shall be paid on the second anniversary of the date of the 6% amortizing promissory note, along with any other unpaid principal or accrued interest thereon.
Accrued interest (in Dollars)						$ 94,456
6% Secured Promissory Note [Member]
Notes Payable (Details) [Line Items]
Interest rate				6.00%
Asein's [Member] | Loans on Vehicles [Member]
Notes Payable (Details) [Line Items]
Remaining principal balance (in Dollars)						$ 93,140
Asein's [Member] | Loans on Vehicles [Member] | Minimum [Member]
Notes Payable (Details) [Line Items]
Finance at rates ranging						3.74%
Asein's [Member] | Loans on Vehicles [Member] | Maximum [Member]
Notes Payable (Details) [Line Items]
Finance at rates ranging						8.72%
Kyle's [Member] | Loans on Vehicles [Member]
Notes Payable (Details) [Line Items]
Remaining principal balance (in Dollars)						$ 50,950
Kyle's [Member] | Loans on Vehicles [Member] | Minimum [Member]
Notes Payable (Details) [Line Items]
Finance at rates ranging						5.90%
Kyle's [Member] | Loans on Vehicles [Member] | Maximum [Member]
Notes Payable (Details) [Line Items]
Finance at rates ranging						6.54%
High Mountain [Member] | Loans on Vehicles [Member]
Notes Payable (Details) [Line Items]
Remaining principal balance (in Dollars)						$ 71,723
High Mountain [Member] | Loans on Vehicles [Member] | Minimum [Member]
Notes Payable (Details) [Line Items]
Finance at rates ranging						3.74%
High Mountain [Member] | Loans on Vehicles [Member] | Maximum [Member]
Notes Payable (Details) [Line Items]
Finance at rates ranging						6.34%